Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred:
Federal	$ (1,066,864)	$ (426,761)
State and local	(79,680)	(71,638)
Total deferred	(1,146,544)	(498,399)
Total benefit for income taxes	(1,146,544)	(498,399)
Less: valuation reserve	1,146,544	498,399
Income Tax provision